Commitments and Contingencies (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 6 - Commitments and Contingencies
Registration and Stockholder Rights
The holders of the founder shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the founder shares) will be entitled to registration rights pursuant to a registration rights and stockholder agreement to be signed prior to the consummation of the IPO, requiring the Company to register such securities for resale (in the case of the founder shares, only after conversion to the Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act.
Underwriter Agreement
The underwriters were entitled to a deferred underwriting commission of approximately $0.376 per unit sold in the IPO, or $8,650,000 in the aggregate (including the commission related to the underwriters’ exercise of the over-allotment option) upon the completion of the Company’s initial Business Combination. In the third quarter 2023, the underwriters waived any right to receive the deferred underwriting commission and will therefore receive no additional underwriting commissions in connection with the Closing. As a result, the Company recognized $309,534 of income and $8,340,466 was recorded to accumulated deficit in relation to the reduction of the deferred underwriter fee. As of September 30, 2023 and December 31, 2022, the deferred underwriting fee is $0 and $8,650,000, respectively.
The Company complies with ASC 405 “Liabilities” and derecognized the deferred underwriting commission liability upon being released of the obligation by the underwriters. To account for the waiver of the deferred underwriting commission, the Company reduced the deferred underwriter commission liability to $0 and reversed the previously recorded cost of issuing the instruments in the IPO, which included recognizing a contra-expense of $309,534, which is the amount previously allocated to liability classified warrants and expensed upon the IPO, and reduced the accumulated deficit and increased income available to Class B common stock by $8,650,000, which was previously allocated to the Class A common stock subject to redemption and accretion recognized at the IPO date.
Marketing Fee Agreement
The Company engaged advisors to assist the Company in validating existing acquisition strategies and providing recommendations or potential amendments and refinements to said strategy. The fee structure is set as a minimum of $150,000 due upon a Business Combination for advisory services. If the advisors provide lead information of a potential target company in a Business Combination, the Company will pay the advisors between $2,000,000 and $6,000,000 upon successful close of the Business Combination.
Excise Tax
In connection with the Extension Meeting to amend the Company’s amended and restated certificate of incorporation, holders of 17,297,209 shares of Class A Common Stock properly exercised their right to redeem their shares of Class A Common Stock for an aggregate redemption amount of $179,860,588. As such, the Company has recorded a 1% excise tax liability in the amount of $1,798,606 on the condensed balance sheets as of September 30, 2023. The liability does not impact the condensed statements of operations and is offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available.
This excise tax liability can be offset by future share issuances within the same fiscal year which will be evaluated and adjusted in the period in which the issuances occur. Should the Company liquidate prior to December 31, 2023, the excise tax liability will not be due.

Note 6 - Commitments and Contingencies
Registration and Stockholder Rights
The holders of the founder shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the founder shares) will be entitled to registration rights pursuant to a registration rights and stockholder agreement to be signed prior to the consummation of the IPO, requiring the Company to register such securities for resale (in the case of the founder shares, only after conversion to the Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act.
Underwriter Agreement
On November 1, 2021, the Company paid a cash underwriting commission of $4,000,000 or approximately $0.17 per Unit, including the over-allotment option.
The underwriters are entitled to deferred underwriting commissions of approximately $0.376 per unit, or $8,650,000 in the aggregate (including the commission related to the underwriters’ exercise of the over-allotment option). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an Initial Business Combination, subject to the terms of the underwriting agreement for the offering.
Marketing Fee Agreement
The Company engaged advisors to assist the Company in validating existing acquisition strategies and providing recommendations or potential amendments and refinements to said strategy. The fee structure is set as a minimum of $150,000 due upon a Business Combination for advisory services. If the advisors provide lead information of a potential target company in a Business Combination, the Company will pay the advisors between $2,000,000 and $6,000,000 upon successful close of the Business Combination.